Measurement of recoverable value (Details)	12 Months Ended
Dec. 31, 2021
Cash Flow Projection One [Member]
IfrsStatementLineItems [Line Items]
Cash flow projection	Gross margin
Measurement of recoverable value by 2057	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cash Flow Projection Two [Member]
IfrsStatementLineItems [Line Items]
Cash flow projection	Cost estimate
Measurement of recoverable value by 2057	Study-based costs and market trends
Cash Flow Projection Three [Member]
IfrsStatementLineItems [Line Items]
Cash flow projection	Perpetuity growth rate
Measurement of recoverable value by 2057	Growth rate was not considered as a result of the projection model until the end of the concession
Cash Flow Projecti Four [Member]
IfrsStatementLineItems [Line Items]
Cash flow projection	Discount rate
Measurement of recoverable value by 2057	Range from 5.18% to 7.50% in real terms